Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2023
Statement [line items]
Summary of Share Capital and Share Premium

	Number of shares 000s	Share capital £m	Share premium £m
At 31 December 2021	756,802	189	2,626

Issue of ordinary shares – share option schemes	1,199	–	7

Buyback of equity	(42,268)	(10)	–

At 31 December 2022	715,733	179	2,633
Issue of ordinary shares – share option schemes	1,809	–	9

Buyback of equity	(20,243)	(5)	–

At 31 December 2023	697,299	174	2,642